Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions
Related party transactions

31 Related party transactions

Apart from balances and transactions disclosed elsewhere in these consolidated financial statements, the Group has also entered into the following related party transactions under the normal course of the Group’s business:

(a)	Transactions with other related parties

	Year ended December 31,
	2021	2020	2019
	$	$	$
Sales to a shareholder	—	16,950	393,342
Purchase from a joint venture	53,981	21,119	5,590
Services provided by a company with control from a director	90,353	—	—
Legal and professional fee paid on behalf of related companies	9,060	—	—

(b)	Acquisition of a subsidiary

On July 1, 2021, Prenetics EMEA Limited, an indirectly wholly owned subsidiary of the Company, entered into a share purchase agreement to acquire 100% equity interest of DNAFit Africa (Pty) Limited from its sole shareholder, who is a staff of Prenetics EMEA Limited, at a cash consideration of ZAR1,000 (approximately equivalent to $65), resulting in a gain on bargain purchase of $117,238.

Upon the completion of the acquisition, DNAFit Africa (Pty) Limited becomes a direct wholly owned subsidiary of the Prenetics EMEA Limited.